Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000234546
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class A Shares
Trading Symbol	FSMMX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-a
Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.14%
AssetsNet	$ 1,466,239,000
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,261
InvestmentCompanyPortfolioTurnover	392.00%
C000234545
Shareholder Report [Line Items]
Fund Name	FS Multi-Strategy Alternatives Fund
Class Name	Class I Shares
Trading Symbol	FSMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i. You can also request this information by contacting us at 877-924-4766.
Additional Information Phone Number	877-924-4766
Additional Information Website	https://www.futurestandard.com/investments/fs-multi-strategy-alternatives-fund/class-i
Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.89%
AssetsNet	$ 1,466,239,000
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 9,261
InvestmentCompanyPortfolioTurnover	392.00%